Risks Arising from Financial Instruments - Summary of Estimated Impact on Changes in the Price of Commodities (Detail) - Commodity price risk [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Aluminum swap [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	23.09%	14.96%
Pre-tax impact on equity Price Increases	$ 287	$ 177
Prices decrease	$ (287)	$ (177)
Exchange traded sugar futures [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	26.39%	31.48%
Pre-tax impact on equity Price Increases	$ 22	$ 23
Prices decrease	$ (22)	$ (23)
Exchange traded wheat futures [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	29.24%	25.30%
Pre-tax impact on equity Price Increases	$ 38	$ 21
Prices decrease	$ (38)	$ (21)
Natural gas and energy derivatives [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	25.88%	47.08%
Pre-tax impact on equity Price Increases	$ 91	$ 95
Prices decrease	$ (91)	$ (95)
Rice swaps [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	15.96%	46.17%
Pre-tax impact on equity Price Increases	$ 14	$ 35
Prices decrease	$ (14)	$ (35)
Corn swaps [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	23.26%	32.84%
Pre-tax impact on equity Price Increases	$ 68	$ 52
Prices decrease	$ (68)	$ (52)
Plastic derivatives [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	28.68%	26.74%
Pre-tax impact on equity Price Increases	$ 27	$ 13
Prices decrease	$ (27)	$ (13)